Loans (Tables)	6 Months Ended
Jan. 31, 2021
Loans
Schedule of Loans
	As of
	January 31, 2021	July 31, 2020

Opening balance	$306,878	$-
Additional loans (ii)	31,950	294,655
Accrued Interest (iii)	4,923	12,223
FX Adjustment	(10,493)	-
Closing balance	$333,258	$306,878

(ii)	During the three-months ended October 31, 2020, the Company received three unsecured loans from two directors and an officer in the total amount of US$25,000 (“Short Term Loans”). The Short-Term Loans all bear interest at 2.5% annually and are repayable on or before July 31, 2021. See Note 15(b) for details of repayment of the short terms loans subsequent to the reporting period.

(iii)	Total interest expense in respect to all short-term loans for the three and six months ended January 31, 2021 is $2,473 and $4,923, respectively (for the three and six months ended January 31, 2020 - ($639 and $639, respectively).